UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Continuing operations
Exploration and evaluation expenses	$ (3,534,510)	$ (2,244,601)
Corporate and administrative expenses	(1,160,742)	(721,382)
Business development expenses	(306,719)	(564,702)
Share based payments	(286,607)	(99,137)
Finance income	17,407	146,825
Finance costs	(156,208)	(39,153)
Other income and expenses	(37,948)	46,171
Loss before income tax	(5,465,327)	(3,475,979)
Income tax expense	0	0
Loss for the period	(5,465,327)	(3,475,979)
Loss attributable to members of Piedmont Lithium Limited	(5,465,327)	(3,475,979)
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation of foreign operations	0	(10,521)
Other comprehensive loss for the period, net of tax	0	(10,521)
Total comprehensive loss for the period	(5,465,327)	(3,486,500)
Total comprehensive loss attributable to members of Piedmont Lithium Limited	$ (5,465,327)	$ (3,486,500)
Loss per share
Basic and diluted loss per share (cents per share)	$ (0.44)	$ (0.43)